Concentrations of risks	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentrations of risks
Note 14 – Concentrations of risks

(a) Major customers

For the year ended December 31, 2023, one customer accounted for 64.2% of the Company’s total revenues. For the year ended December 31, 2022, one customer accounted for 60.7% of the Company’s total revenues. For the year ended December 31, 2021, one customer accounted for 60.0% of the Company’s total revenues.

As of December 31, 2023, two customers accounted for 32.9%
and 20.4%
of the total balance of accounts receivable. As of December 31, 2022, two customers accounted for 27.3% and 23.0% the total balance of accounts receivable.

(b) Major vendors

For the years ended December 31, 2023, 2022 and 2021, no vendors accounted for more than 10% of the Company’s total purchases.

As of December 31, 2023, one vendor accounted for 23.6% of the total balance of accounts payable. As of December 31, 2022, one vendor accounted for 13.2% of the total balance of accounts payable.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In China, the insurance coverage for cash deposits of each bank is RMB 500,000. As of December
31, 2023, cash balance of RMB 7,399,045 ($1,042,134) was deposited with financial institutions located in China, of which RMB 3,299,443 ($464,717) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $57,000 (SGD 75,000) per account. As of December 31, 2023, the Company had cash balance of SGD 12,871,951 ($9,756,652) was maintained at DI Scheme banks in Singapore, of which SGD 12,271,951 ($9,301,865) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

Tongri Electric, Qingdao Tungray Intelligent and Tungray Industrial have operations, and their functional currency is RMB. As a result, the Company is exposed to foreign exchange risk as the Company’s results of operations may be affected by fluctuations in the exchange rate between USD and RMB. If the RMB appreciates against the USD, the value of the Company’s RMB revenues, earnings, and assets as expressed in the Company’s USD financial statements will decline. The Company has not entered any hedging transactions in an effort to reduce the Company’s exposure to foreign exchange risk.

The Company is also exposed to risk from its accounts and notes receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.